GOODWILL AND INTANGIBLE ASSETS - Schedule Future Amortization Expense (Details) - USD ($) $ in Millions	Feb. 23, 2019	Feb. 24, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 457.9
2020	217.8
2021	191.8
2022	163.8
2023	119.0
Thereafter	1,598.1
Net	$ 2,748.4	$ 3,067.2